Writer’s Direct Dial: 414-277-5817
E-Mail: matthew.vogel@quarles.com

VIA EDGAR
May 29, 2020
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Re:    Wisconsin Capital Funds, Inc. (the “Registrant”)
1933 Act Reg. No. 333-141917; 1940 Act File No. 811-22045
Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

Ladies and Gentlemen:
On behalf of the Registrant named above, we enclose for filing, pursuant to Rule 485(a) of the Securities Act of 1933 (the “Securities Act”), Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to provide disclosure of and information relating to a new class of shares to be offered through the Prospectus for each of the Plumb Balanced Fund and the Plumb Equity Fund and to make such other non-material changes as the Registrant deemed appropriate. The new class of shares, Institutional Shares, will be offered in addition to each fund’s existing class of Investor Shares.
Please note that we intend to file another post-effective amendment prior to effectiveness to include certain exhibits and other required information, including completing various bracketed text throughout the filing. If necessary, that filing also will incorporate changes in the Registrant’s disclosures responsive to comments provided by the Staff on this filing.
As legal counsel to the Registrant, we assisted in the preparation this Amendment. Please direct any comments or questions regarding this filing to the undersigned at 414-277-5817.
Very truly yours,
QUARLES & BRADY LLP
/s/ Matthew C. Vogel
Matthew C. Vogel

Enclosure

cc (w/enc):    Working Group